Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income		$ 422,484	$ 504,877	[1]
Adjustments for:
Depreciation of property and equipment		332,580	249,835	[1]
Depreciation of right-of-use assets		169,505	132,112	[1]
Amortization of intangible assets		79,984	60,028	[1]
Share-based payment transactions		11,074	13,451	[1]
Net finance costs		158,239	80,871	[1]
Income tax expense		138,239	171,887	[1]
Loss on sale of business		0	3,011	[1]
Gain on sale of property and equipment		(7,434)	(15,470)	[1]
Loss (gain) on derecognition of right-of-use assets		105	(1,482)	[1]
Loss (gain), net of impairment, on sale of assets held for sale		192	(14,721)	[1]
Employee benefits		38,088	60,212	[1]
Provisions, net of payments		15,637	(33,696)	[1]
Net change in non-cash operating working capital		11,566	106,631	[1]
Interest paid		(157,062)	(70,354)	[1]
Income tax paid		(150,546)	(233,353)	[1]
Net cash from operating activities		1,062,651	1,013,839	[1]
Cash flows used in investing activities
Purchases of property and equipment		(392,819)	(361,563)	[1]
Proceeds from sale of property and equipment		65,389	73,339	[1]
Proceeds from sale of assets held for sale		33,404	50,280	[1]
Purchases of intangible assets		(6,274)	(2,758)	[1]
Business combinations, net of cash acquired		(957,963)	(628,701)	[1]
Purchases of investments		0	(41,719)	[1]
Proceeds from sale of investments		19,068	89,225	[1]
Others		(5,420)	24,565	[1]
Net cash used in investing activities		(1,244,615)	(797,332)	[1]
Cash flows used in financing activities
Net increase in bank indebtedness		6,777	0	[1]
Proceeds from long-term debt		500,000	575,000	[1]
Repayment of long-term debt		(536,700)	(41,371)	[1]
Net increase in revolving facilities		261,783	25,242	[1]
Repayment of lease liabilities		(165,350)	(128,107)	[1]
Decrease of other financial liabilities		(4,374)	(9,572)	[1]
Dividends paid		(133,928)	(121,095)	[1]
Repurchase of own shares		(76,616)	(288,024)	[1]
Proceeds from exercise of stock options		13,523	12,777	[1]
Share repurchase for settlement of restricted share units and performance share units		(29,554)	(46,581)	[1]
Net cash used in financing activities		(164,439)	(21,731)	[1]
Net change in cash and cash equivalents		(346,403)	194,776	[1]
Cash and cash equivalents, beginning of year	[1]	335,556	147,117
Effect of movements in exchange rates on cash and cash equivalents		10,847	(6,337)	[1]
Cash and cash equivalents, end of year		$ 0	$ 335,556	[1]

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.